Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended
	Mar. 01, 2013	Dec. 31, 2012	Mar. 01, 2013 Letter of credit	Sep. 30, 2014 Letter of credit	Dec. 31, 2013 Letter of credit	Dec. 31, 2012 Letter of credit
Commitments And Contingencies [Line Items]
Drawn by landlord from letter of credit				$ 0.38	$ 0.38	$ 0.31
Common shares committed to be issued	1.5		1.5
Rent expenses		1.1
Increase/decrease in restructuring liability obligation		0.38
Maximum liability under standby letter of credit				$ 1.2